Document and Entity Information (USD $)	12 Months Ended
	Aug. 31, 2014	Feb. 28, 2014
Document and Entity Information:
Entity Registrant Name	Panex Resources Inc.
Document Type	S-1
Document Period End Date	Aug. 31, 2014
Amendment Flag	false
Entity Central Index Key	0001345756
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding	1,416,136,507
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Public Float		$ 962,198